Corporate general and administrative expenses (Tables)	9 Months Ended
Sep. 30, 2018
Corporate general and administrative expenses [abstract]
Schedule of Corporate General and Administrative Expenses
The following are components of corporate general and administrative expenses:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017

Salaries and employee benefits	$446	$423	$1,333	$1,306
Directors’ fees	95	72	241	196
Share-based payments	271	521	1,609	1,568
Professional fees	479	102	851	511
Office and general	368	397	1,193	1,196
	$1,659	$1,515	$5,227	$4,777